Issued Capital and Reserves - Schedule of Issued Share Capital (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Schedule of Issued Share Capital [Abstract]
Authorized common shares (nominal value of US$0.01 per share)	265,430,000		265,430,000
Issued shares	230,863,524		230,863,524		206,942,440
Weighted-average shares basic	219,297,286	206,942,440	211,075,863	206,942,440	206,942,440
Weighted-average shares diluted	219,297,286	206,942,440	211,075,863	206,942,440	206,942,440